Subsequent Events - (Tables)	Dec. 31, 2020
Subsequent Events [Abstract]
Schedule of Common Stock and Warrants Issued Under 2021 Bridge Financing
The following table summarizes the additional shares of Class A
Common Stock
and warrants to purchase Class A
Common Stock
expected to be issued as a result of the 2021 Bridge Financing.

	Class A common stock	Class A commons stock warrants
	(in thousands)
Class A Common Stock issued to SVB guarantors	93,042	—
Class A Common Stock and Class A Common Stock warrants issued in connection with the initial tranche of 2021 Bridge Financing	126,572	43,030

Total	219,614	43,030